Cash and Bank Balances (Details) - Schedule of cash and cash equivalents reflected in the consolidated statement of cash flows - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and Bank Balances [Abstract]
Cash on hand	$ 22,648	$ 193
Bank balances	3,094,439	649,779
Gross total of cash and cash equivalents	3,117,087	649,972
Less: bank overdrafts	(3,756)	(17,432)
Cash and cash equivalents	$ 3,113,331	$ 632,540